Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Unrecognized Tax Benefits		¥ 1,901		¥ 0		$ 276	¥ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0
Undistributed earnings		19,595	$ 2,841	15,503
Other Noncurrent Liabilities [Member]
Unrecognized Tax Benefits		¥ 1,901		0		276
CHINA
Income tax rate	25.00%	25.00%	25.00%
Net operating loss carried forward		¥ 706,384		¥ 392,060		$ 102,416
Operating Loss Carryforwards, Expiration Term					5 years
CHINA | High and New Technology Enterprise [Member]
Income tax rate	15.00%	15.00%	15.00%
Operating Loss Carryforwards, Expiration Term					10 years
UNITED STATES
Income tax rate		21.00%	21.00%
State income tax rate		8.84%	8.84%
HONG KONG
Income tax rate		16.50%	16.50%
NEW JERSEY
State income tax rate		9.00%	9.00%